Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Other income	$ 3,403,310	$ 823,927	$ 152,150
Revenues	183,725,820	97,019,878	17,362,669
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	21,738,874	26,331,752	10,813,545
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	1,906,328	2,717,105
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 158,583,636	$ 67,957,871	$ 3,679,869